Intangible Assets and Goodwill - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets					$ 12,000,000
Amortization of intangible assets	$ 79,000,000	$ 89,000,000	$ 160,000,000	$ 182,000,000	348,000,000	$ 414,000,000	$ 415,000,000
Goodwill, impairment loss					$ 0	0	0
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	20 years		20 years		20 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	31 years		31 years		31 years
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	34 years		34 years		34 years
Amortization of intangible assets	$ 26,000,000	41,000,000	$ 66,000,000	84,000,000
Trademarks
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 53,000,000	$ 48,000,000	$ 94,000,000	$ 98,000,000	$ 187,000,000	213,000,000	197,000,000
Patents, Customer Relationships And Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets					$ 161,000,000	$ 201,000,000	$ 218,000,000